Cash and Cash Equivalents (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 6,632	$ 7,048
Retention Accounts
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 6,632	$ 7,048